Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	All equity awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at the closing market price of the Company’s common stock on the date of the grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not issued stock options since 2019.
Award Timing Method	All equity awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at the closing market price of the Company’s common stock on the date of the grant.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	All equity awards are granted under a shareholder-approved plan and stock options are granted at an exercise price at the closing market price of the Company’s common stock on the date of the grant. Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates. We have not issued stock options since 2019.
MNPI Disclosure Timed for Compensation Value	false